Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 4.8%
Afterpay, Ltd.(1)	4,867	$ 442,438
APA Group	60,133	447,418
ASX, Ltd.	4,093	227,149
Australia & New Zealand Banking Group, Ltd.	62,117	1,090,037
Brambles, Ltd.	36,338	298,055
CIMIC Group, Ltd.(1)(2)	1,989	37,413
Cochlear, Ltd.	1,532	223,542
Coles Group, Ltd.	34,209	477,949
Commonwealth Bank of Australia	36,482	2,318,869
Computershare, Ltd.	11,439	128,724
CSL, Ltd.	10,041	2,193,883
Insurance Australia Group, Ltd.	55,662	202,001
Lendlease Corp., Ltd.	16,295	164,756
Macquarie Group, Ltd.	7,925	845,910
Magellan Financial Group, Ltd.	2,847	117,918
Medibank Pvt, Ltd.	62,168	143,990
National Australia Bank, Ltd.	73,751	1,285,763
QBE Insurance Group, Ltd.	34,836	227,076
Ramsay Health Care, Ltd.	4,591	220,601
REA Group, Ltd.	1,104	126,460
Seek, Ltd.	7,187	157,574
Sonic Healthcare, Ltd.	11,232	278,293
Suncorp Group, Ltd.	29,615	222,867
Sydney Airport(1)	37,773	186,970
Telstra Corp., Ltd.	88,470	203,181
Transurban Group	69,212	729,342
Wesfarmers, Ltd.	29,362	1,141,216
Westpac Banking Corp.	78,979	1,175,312
Woolworths Group, Ltd.	33,074	1,002,487
		$16,317,194
Austria — 0.1%
Erste Group Bank AG(1)	6,134	$186,858
Raiffeisen Bank International AG(1)	2,673	54,320
Telekom Austria AG	2,137	16,568
Verbund AG	1,867	158,615
		$416,361
Belgium — 0.8%
Ackermans & van Haaren NV	431	$64,736
Ageas S.A./NV	3,414	181,308
Anheuser-Busch InBev S.A./NV	16,590	1,157,429
Elia Group S.A./NV	503	60,038
Etablissements Franz Colruyt NV	1,557	91,973
Galapagos NV(1)	757	74,923
Security	Shares	Value
Belgium (continued)
KBC Groep NV(1)	4,647	$ 325,202
Proximus S.A.	1,907	37,670
Sofina S.A.	289	97,762
Solvay S.A.	1,281	151,074
Telenet Group Holding NV	491	21,001
UCB S.A.	2,473	255,454
Umicore S.A.	3,507	168,564
		$ 2,687,134
Canada — 7.6%
Algonquin Power & Utilities Corp.(2)	15,019	$247,190
Alimentation Couche-Tard, Inc., Class B	23,694	807,484
Bank of Montreal	14,493	1,101,919
Bank of Nova Scotia (The)	27,327	1,477,019
BCE, Inc.	7,458	318,909
Brookfield Asset Management, Inc., Class A	34,407	1,422,340
Canadian Imperial Bank of Commerce	10,058	859,066
Canadian National Railway Co.	16,217	1,782,863
Canadian Pacific Railway, Ltd.(2)	3,133	1,086,742
Canadian Tire Corp., Ltd., Class A	1,491	196,000
CCL Industries, Inc., Class B	3,380	153,453
CGI, Inc.(1)	5,104	404,944
Constellation Software, Inc.	492	638,885
Dollarama, Inc.	6,530	266,145
Empire Co., Ltd.	4,179	114,217
George Weston, Ltd.	2,211	165,152
Great-West Lifeco, Inc.	6,066	144,633
Hydro One, Ltd.(3)	9,086	204,505
IGM Financial, Inc.(2)	1,481	40,152
Intact Financial Corp.	3,312	392,163
Loblaw Cos., Ltd.	4,804	237,049
Magna International, Inc.	6,691	473,723
Manulife Financial Corp.	44,961	800,037
Metro, Inc.	6,512	290,582
National Bank of Canada	7,429	418,111
Nutrien, Ltd.(2)	13,965	671,865
Open Text Corp.	5,953	270,502
Power Corp. of Canada	12,388	284,469
Quebecor, Inc., Class B	4,705	121,090
Ritchie Bros Auctioneers, Inc.	2,695	187,331
Rogers Communications, Inc., Class B	8,247	383,940
Royal Bank of Canada	28,694	2,357,691
Saputo, Inc.	6,192	173,322
Shaw Communications, Inc., Class B	10,335	181,384
Shopify, Inc., Class A(1)	2,235	2,529,908
Sun Life Financial, Inc.	13,413	596,414
TELUS Corp.	10,577	209,479

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Thomson Reuters Corp.	4,475	$ 366,255
TMX Group, Ltd.	1,252	125,052
Topicus.com, Inc.(1)	915	25,059
Toronto-Dominion Bank (The)	38,230	2,160,030
Waste Connections, Inc.(4)	1,922	197,140
Waste Connections, Inc.(4)	4,756	487,668
WSP Global, Inc.	3,086	292,357
		$ 25,664,239
China — 0.1%
Fosun International, Ltd.	113,500	$178,258
Shenzhou International Group Holdings, Ltd.	17,200	337,089
		$515,347
Denmark — 2.1%
Ambu A/S, Class B(2)	3,206	$137,728
AP Moller - Maersk A/S, Class B	144	320,436
Ascendis Pharma A/S ADR(1)	858	143,097
Carlsberg A/S, Class B	2,106	337,618
Chr. Hansen Holding A/S(1)	2,140	221,108
Coloplast A/S, Class B	2,343	358,312
Danske Bank A/S(1)	10,484	173,273
Demant A/S(1)	1,696	67,036
DSV PANALPINA A/S	3,335	560,486
Genmab A/S(1)	1,124	455,775
GN Store Nord A/S	2,242	178,719
H Lundbeck A/S	717	24,546
Novo Nordisk A/S, Class B	29,180	2,035,572
Novozymes A/S, Class B	3,626	206,537
Orsted A/S(3)	3,321	679,494
Pandora A/S	1,436	160,714
ROCKWOOL International A/S, Class B	253	94,687
SimCorp A/S	772	114,778
Tryg A/S	1,459	45,887
Vestas Wind Systems A/S	3,363	794,439
		$7,110,242
Finland — 1.2%
Elisa Oyj	2,424	$132,882
Huhtamaki Oyj	2,038	105,690
Kesko Oyj, Class B	7,370	189,163
Kojamo Oyj	2,405	53,379
Kone Oyj, Class B	6,033	491,570
Metso Outotec Oyj	13,380	134,439
Neles Oyj	2,779	36,855
Neste Oyj	14,321	1,039,758
Nokia Oyj(1)	93,863	362,529
Security	Shares	Value
Finland (continued)
Nordea Bank Abp(1)	52,227	$ 428,020
Orion Oyj, Class B(2)	1,908	87,644
Sampo Oyj, Class A	8,564	366,141
Stora Enso Oyj, Class R	13,632	261,022
UPM-Kymmene Oyj	9,483	353,637
Wartsila Oyj Abp	9,259	92,668
		$ 4,135,397
France — 8.5%
Accor S.A.(1)	3,748	$135,980
Aeroports de Paris(1)	706	91,340
Air Liquide S.A.	9,041	1,482,243
ALD S.A.(3)	1,320	18,427
Alstom S.A.(1)	4,806	273,745
Amundi S.A.(1)(3)	1,094	89,163
Arkema S.A.	1,108	126,779
Atos SE(1)	1,701	155,328
AXA S.A.	41,125	986,274
BioMerieux	739	104,010
BNP Paribas S.A.(1)	19,914	1,051,304
Bouygues S.A.	4,882	200,787
Bureau Veritas S.A.(1)	6,328	168,924
Capgemini SE	2,911	452,813
Carrefour S.A.	13,149	225,169
Cie de Saint-Gobain(1)	18,333	843,178
Cie Generale des Etablissements Michelin SCA	3,008	387,301
CNP Assurances(1)	1,978	32,137
Credit Agricole S.A.(1)	19,937	252,042
Danone S.A.	13,782	906,940
Dassault Systemes SE	2,485	504,006
Edenred	5,502	312,465
Eiffage S.A.(1)	1,650	159,492
Engie S.A.(1)	35,435	543,219
EssilorLuxottica S.A.(1)	5,513	859,115
Eurofins Scientific SE(1)	2,727	230,012
Faurecia SE(1)	1,426	73,063
Getlink SE(1)	6,854	118,582
Hermes International	658	707,533
Iliad S.A.	184	37,769
Ipsen S.A.	654	54,078
JC Decaux S.A.(1)	1,272	29,016
Kering S.A.	1,343	974,660
Legrand S.A.	5,180	463,385
L'Oreal S.A.	4,453	1,699,051
LVMH Moet Hennessy Louis Vuitton SE	4,906	3,071,161
Natixis S.A.(1)	16,773	57,473
Orange S.A.	34,588	411,771

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Orpea S.A.(1)	1,024	$ 134,279
Pernod-Ricard S.A.	4,099	787,198
Peugeot S.A.(1)	11,962	327,587
Publicis Groupe S.A.	4,966	246,817
Renault S.A.(1)	3,615	158,236
Rubis SCA	2,244	103,736
Safran S.A.(1)	6,204	879,316
Sanofi	21,419	2,075,994
Sartorius Stedim Biotech	418	149,006
Schneider Electric SE	10,226	1,477,937
SCOR SE(1)	3,073	99,677
SEB S.A.	515	93,644
Societe Generale S.A.(1)	16,112	334,946
Sodexo S.A.	1,701	143,860
Suez S.A.	6,286	124,584
Teleperformance	1,091	362,191
Thales S.A.	2,088	191,037
Ubisoft Entertainment S.A.(1)	1,814	174,813
Valeo S.A.	3,897	153,714
Veolia Environnement S.A.	11,677	287,924
Vinci S.A.	10,122	1,008,246
Vivendi S.A.	18,881	608,996
Worldline S.A.(1)(3)	3,834	372,466
		$28,585,939
Germany — 7.4%
1&1 Drillisch AG	812	$20,249
adidas AG(1)	3,605	1,311,516
Allianz SE	8,027	1,972,016
Aroundtown S.A.(1)	22,611	168,586
Bayerische Motoren Werke AG	7,188	634,388
Bechtle AG	503	110,454
Beiersdorf AG	2,157	247,968
Brenntag AG	3,220	250,392
Carl Zeiss Meditec AG	770	102,116
Commerzbank AG(1)	21,635	139,816
CompuGroup Medical SE & Co. KgaA	350	33,771
Continental AG	2,303	342,767
Covestro AG(3)	3,951	243,435
CTS Eventim AG & Co. KGaA(1)	1,622	108,417
Daimler AG	17,819	1,262,998
Delivery Hero SE(1)(3)	2,997	468,698
Deutsche Boerse AG	3,573	608,383
Deutsche Lufthansa AG(1)	6,693	88,561
Deutsche Post AG	20,038	992,597
Deutsche Telekom AG	64,438	1,176,160
Deutsche Wohnen SE	7,798	416,061
Security	Shares	Value
Germany (continued)
DWS Group GmbH & Co. KGaA(3)	746	$ 31,587
Evonik Industries AG	3,923	128,221
Fielmann AG(1)	364	29,631
Fraport AG Frankfurt Airport Services Worldwide(1)	970	58,523
Fresenius Medical Care AG & Co. KGaA	4,239	353,479
Fresenius SE & Co. KGaA	8,727	403,552
FUCHS PETROLUB SE	2,478	114,435
GEA Group AG	3,337	119,355
Hannover Rueck SE	1,099	175,133
HeidelbergCement AG	7,548	561,990
Hella GmbH & Co. KGaA(1)	937	60,898
HelloFresh SE(1)	2,765	213,879
Henkel AG & Co. KGaA	2,130	205,248
HOCHTIEF AG	638	62,085
Infineon Technologies AG	26,135	998,059
KION Group AG	1,644	142,571
Knorr-Bremse AG	1,381	188,649
Lanxess AG	1,706	129,742
LEG Immobilien AG	1,653	256,454
Merck KGaA	2,711	464,975
MTU Aero Engines AG	1,051	273,963
Muenchener Rueckversicherungs-Gesellschaft AG	2,695	800,755
Nemetschek SE	1,215	90,297
OSRAM Licht AG(1)	481	30,559
Puma SE(1)	1,862	209,525
Rational AG	113	105,017
RTL Group S.A.(1)	506	24,617
SAP SE	20,916	2,709,013
Schaeffler AG, PFC Shares	2,570	21,518
Scout24 AG(3)	1,841	150,435
Siemens AG	15,497	2,232,287
Siemens Energy AG(1)	8,827	325,914
Siemens Healthineers AG(3)	4,671	240,375
Symrise AG	2,710	360,276
Talanx AG(1)	777	30,212
TeamViewer AG(1)(3)	3,110	167,061
Telefonica Deutschland Holding AG(3)	12,615	34,745
ThyssenKrupp AG(1)	20,932	207,417
Uniper SE	4,727	163,790
United Internet AG	2,010	84,611
Volkswagen AG	661	137,821
Vonovia SE	12,525	914,752
Zalando SE(1)(3)	3,255	362,058
		$25,074,833
Hong Kong — 2.3%
AIA Group, Ltd.	237,983	$2,900,089

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Bank of East Asia, Ltd. (The)	44,400	$ 94,984
BOC Hong Kong Holdings, Ltd.	80,350	243,559
Chow Tai Fook Jewellery Group, Ltd.	62,600	78,708
Dairy Farm International Holdings, Ltd.	7,400	30,886
Hang Lung Properties, Ltd.	48,000	126,492
Hang Seng Bank, Ltd.	17,379	299,928
Henderson Land Development Co., Ltd.	33,355	129,573
HKT Trust & HKT, Ltd.	86,000	111,536
Hong Kong Exchanges & Clearing, Ltd.	27,399	1,502,882
Hongkong Land Holdings, Ltd.	27,500	113,580
MTR Corp., Ltd.	34,376	192,252
New World Development Co., Ltd.	35,250	163,997
Sino Land Co., Ltd.	90,000	117,118
Sun Hung Kai Properties, Ltd.	39,801	509,014
Swire Pacific, Ltd., Class A	16,893	93,054
Swire Properties, Ltd.	29,400	85,478
Techtronic Industries Co., Ltd.	32,493	464,436
WH Group, Ltd.(3)	277,002	232,281
Wharf Holdings, Ltd. (The)	35,779	96,105
Wharf Real Estate Investment Co., Ltd.	48,000	249,461
		$7,835,413
Ireland — 1.1%
CRH PLC	25,716	$1,093,613
DCC PLC	5,246	371,219
ICON PLC(1)	998	194,590
James Hardie Industries PLC CDI(1)	23,701	702,427
Kerry Group PLC, Class A	3,126	454,031
Kingspan Group PLC(1)	7,723	540,819
Smurfit Kappa Group PLC	4,517	211,787
		$3,568,486
Israel — 0.4%
Azrieli Group, Ltd.	1,632	$103,725
Bank Hapoalim BM(1)	21,827	149,913
Bank Leumi Le-Israel B.M.	27,899	164,681
Check Point Software Technologies, Ltd.(1)	2,297	305,294
Nice, Ltd.(1)	1,352	382,505
Wix.com, Ltd.(1)	1,076	268,957
		$1,375,075
Italy — 1.9%
A2A SpA	25,373	$40,670
Amplifon SpA(1)	2,350	97,680
Assicurazioni Generali SpA	22,022	385,570
Banca Mediolanum SpA	4,177	36,287
DiaSorin SpA	446	93,121
Security	Shares	Value
Italy (continued)
Enel SpA	180,144	$ 1,832,916
Ferrari NV	2,592	601,192
FinecoBank Banca Fineco SpA(1)	12,519	206,464
Hera SpA	19,023	69,223
Infrastrutture Wireless Italiane SpA(3)	7,549	91,512
Intesa Sanpaolo SpA(1)	335,516	793,065
Italgas SpA	12,626	80,428
Mediobanca Banca di Credito Finanziario SpA	13,039	120,700
Moncler SpA(1)	3,947	242,664
Pirelli & C SpA(1)(3)	6,163	33,410
Poste Italiane SpA(3)	10,691	109,356
PRADA SpA(1)	13,600	89,868
Prysmian SpA	5,530	196,827
Recordati Industria Chimica e Farmaceutica SpA	1,946	108,215
Snam SpA	101,295	572,073
Telecom Italia SpA	268,472	124,611
Terna Rete Elettrica Nazionale SpA	32,607	250,558
UniCredit SpA(1)	41,128	385,345
UnipolSai Assicurazioni SpA	13,800	36,593
		$6,598,348
Japan — 19.3%
ABC-Mart, Inc.	500	$27,801
Acom Co., Ltd.	6,200	26,472
Advantest Corp.	3,900	292,117
AEON Co., Ltd.	16,979	557,019
AGC, Inc.	9,655	337,626
Aisin Seiki Co., Ltd.	3,600	107,961
Ajinomoto Co., Inc.	9,808	222,247
Alfresa Holdings Corp.	3,300	60,487
ANA Holdings, Inc.(1)	2,156	47,638
Asahi Group Holdings, Ltd.	10,100	415,940
Asahi Intecc Co., Ltd.	3,700	135,144
Asahi Kasei Corp.	23,900	244,978
Astellas Pharma, Inc.	36,371	563,160
Bandai Namco Holdings, Inc.	3,875	335,578
Bridgestone Corp.	11,000	360,754
Brother Industries, Ltd.	4,500	92,896
Canon, Inc.	18,168	351,960
Capcom Co., Ltd.	1,500	97,279
Central Japan Railway Co.	4,167	589,228
Chugai Pharmaceutical Co., Ltd.	12,956	691,269
Cosmos Pharmaceutical Corp.	400	64,591
CyberAgent, Inc.	2,300	158,665
Dai Nippon Printing Co., Ltd.	7,329	131,831
Daifuku Co., Ltd.	2,100	259,865
Dai-ichi Life Holdings, Inc.	19,094	287,659

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co., Ltd.	33,339	$ 1,142,533
Daikin Industries, Ltd.	4,800	1,067,842
Daiwa House Industry Co., Ltd.	14,592	433,859
Daiwa Securities Group, Inc.	30,300	138,011
Denso Corp.	8,347	496,820
Dentsu Group, Inc.(2)	4,800	142,857
Disco Corp.	600	202,220
East Japan Railway Co.	5,726	382,012
Eisai Co., Ltd.	6,125	438,018
FANUC Corp.	3,951	975,301
Fast Retailing Co., Ltd.	1,042	934,340
Fujitsu, Ltd.	3,748	541,719
GMO Payment Gateway, Inc.	800	107,507
Hakuhodo DY Holdings, Inc.	5,000	68,704
Hamamatsu Photonics K.K.	3,221	184,286
Hankyu Hanshin Holdings, Inc.	4,300	143,027
Harmonic Drive Systems, Inc.(2)	700	62,641
Hikari Tsushin, Inc.	400	93,854
Hitachi Construction Machinery Co., Ltd.	2,400	68,240
Hitachi Metals, Ltd.	9,300	141,397
Honda Motor Co., Ltd.	34,500	973,461
Hoshizaki Corp.	1,152	105,782
HOYA Corp.	7,487	1,036,911
Hulic Co., Ltd.	10,500	115,502
Isuzu Motors, Ltd.	11,400	108,524
Ito En, Ltd.	1,500	94,983
Itochu Techno-Solutions Corp.	1,600	57,133
Japan Exchange Group, Inc.	9,700	247,852
Kakaku.com, Inc.	2,600	71,171
Kansai Paint Co., Ltd.	4,100	126,384
Kao Corp.	9,163	707,898
KDDI Corp.	31,018	919,691
Keihan Holdings Co., Ltd.	2,200	105,475
Keio Corp.	2,623	203,505
Keisei Electric Railway Co., Ltd.	2,900	98,165
Keyence Corp.	3,800	2,137,563
Kikkoman Corp.	3,409	237,256
Kintetsu Group Holdings Co., Ltd.	3,405	149,225
Kobayashi Pharmaceutical Co., Ltd.	1,000	122,226
Komatsu, Ltd.	18,246	503,558
Kose Corp.	631	107,825
Kubota Corp.	19,994	436,821
Kyowa Kirin Co., Ltd.	4,706	128,512
Lion Corp.(2)	6,100	147,771
M3, Inc.	8,000	755,739
Makita Corp.	4,092	205,243
McDonald's Holdings Co. (Japan), Ltd.	1,700	82,384
Security	Shares	Value
Japan (continued)
Medipal Holdings Corp.	3,000	$ 56,416
MEIJI Holdings Co., Ltd.	2,671	187,984
Mercari, Inc.(1)	1,800	79,792
MINEBEA MITSUMI, Inc.	7,100	141,253
MISUMI Group, Inc.	5,400	177,267
Mitsubishi Chemical Holdings Corp.	28,160	170,603
Mitsubishi Electric Corp.	36,107	545,708
Mitsubishi Estate Co., Ltd.	31,208	501,601
Mitsubishi Heavy Industries, Ltd.	6,100	186,819
Mitsubishi UFJ Financial Group, Inc.	213,457	945,106
Mitsui Fudosan Co., Ltd.	19,000	397,851
Miura Co., Ltd.	1,800	100,491
Mizuho Financial Group, Inc.	47,417	601,825
MS&AD Insurance Group Holdings, Inc.	8,600	261,655
Murata Manufacturing Co., Ltd.	13,253	1,199,788
Nagoya Railroad Co., Ltd.	3,700	97,628
NGK Insulators, Ltd.	5,700	88,075
Nidec Corp.	8,180	1,034,835
Nihon M&A Center, Inc.	2,800	187,245
Nintendo Co., Ltd.	2,129	1,366,693
Nippon Express Co., Ltd.	1,994	134,130
Nippon Paint Holdings Co., Ltd.	4,209	462,495
Nippon Shinyaku Co., Ltd.	800	52,512
Nippon Telegraph & Telephone Corp.	25,740	660,462
Nissan Chemical Corp.	3,000	188,114
Nissan Motor Co., Ltd.(1)	42,685	231,370
Nisshin Seifun Group, Inc.	3,486	55,531
Nissin Foods Holdings Co., Ltd.	1,399	119,916
Nitori Holdings Co., Ltd.	1,568	327,871
Nitto Denko Corp.	3,186	285,402
Nomura Holdings, Inc.	59,700	315,638
Nomura Research Institute, Ltd.	6,300	225,373
NTT Data Corp.	13,535	185,271
Obayashi Corp.	13,000	112,249
Obic Co., Ltd.	1,200	241,173
Odakyu Electric Railway Co., Ltd.	6,646	208,739
Oji Holdings Corp.	23,354	132,957
Olympus Corp.	21,900	479,476
Omron Corp.	3,782	337,624
Ono Pharmaceutical Co., Ltd.	7,222	217,633
Oracle Corp. Japan	626	81,602
Oriental Land Co., Ltd.	5,297	875,230
ORIX Corp.	24,467	376,403
Osaka Gas Co., Ltd.	7,300	149,632
Otsuka Corp.	2,188	115,411
Otsuka Holdings Co., Ltd.(2)	8,520	365,051
Pan Pacific International Holdings Corp.	7,668	177,159

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Panasonic Corp.	41,200	$ 480,278
PeptiDream, Inc.(1)	2,200	111,907
Pigeon Corp.	2,600	107,309
Rakuten, Inc.(1)(2)	14,949	143,852
Recruit Holdings Co., Ltd.	30,879	1,297,009
Renesas Electronics Corp.(1)	13,900	145,491
Resona Holdings, Inc.	38,433	134,545
Ricoh Co., Ltd.	10,384	68,284
Rohm Co., Ltd.	1,476	143,084
Santen Pharmaceutical Co., Ltd.	6,400	103,944
SBI Holdings, Inc.	4,300	102,293
SCSK Corp.	700	40,030
Sekisui Chemical Co., Ltd.	8,572	162,536
Sekisui House, Ltd.	13,070	266,259
SG Holdings Co., Ltd.	6,500	177,231
Sharp Corp.(2)	5,099	77,477
Shimadzu Corp.	5,026	195,360
Shimano, Inc.	1,372	321,156
Shimizu Corp.	14,300	104,094
Shin-Etsu Chemical Co., Ltd.	7,037	1,235,104
Shionogi & Co., Ltd.	5,454	298,179
Shiseido Co., Ltd.	7,597	525,896
SMC Corp.	1,132	691,355
SoftBank Corp.	55,100	691,614
SoftBank Group Corp.	32,490	2,522,361
Sohgo Security Services Co., Ltd.	2,200	114,125
Sompo Holdings, Inc.	7,737	313,680
Sony Corp.	24,200	2,438,586
Square Enix Holdings Co., Ltd.	1,600	97,009
Sumitomo Chemical Co., Ltd.	32,200	129,791
Sumitomo Dainippon Pharma Co., Ltd.(2)	2,900	42,860
Sumitomo Electric Industries, Ltd.	13,373	177,203
Sumitomo Mitsui Financial Group, Inc.(2)	24,953	773,497
Sumitomo Mitsui Trust Holdings, Inc.	5,716	176,365
Suntory Beverage & Food, Ltd.	3,400	120,426
Sysmex Corp.	3,126	376,141
T&D Holdings, Inc.	9,319	110,233
Taisho Pharmaceutical Holdings Co., Ltd.	500	33,716
Takeda Pharmaceutical Co., Ltd.	31,052	1,123,752
TDK Corp.	2,414	364,233
Terumo Corp.	12,246	512,449
TIS, Inc.	4,900	100,448
Tobu Railway Co., Ltd.	3,917	116,790
Toho Co., Ltd.	2,900	122,318
Toho Gas Co., Ltd.	2,300	152,376
Tokyo Century Corp.	1,200	95,231
Tokyo Electron, Ltd.	2,926	1,093,045
Security	Shares	Value
Japan (continued)
Tokyo Gas Co., Ltd.	7,800	$ 180,532
Tokyu Corp.	12,832	159,436
Toppan Printing Co., Ltd.	6,400	90,378
Toray Industries, Inc.	26,150	155,106
TOTO, Ltd.	2,464	148,304
Toyo Suisan Kaisha, Ltd.	2,000	97,334
Toyota Industries Corp.	2,675	212,532
Toyota Motor Corp.	49,583	3,826,323
Trend Micro, Inc.(1)	2,393	137,772
Tsuruha Holdings, Inc.	800	113,763
Unicharm Corp.	8,502	403,216
Welcia Holdings Co., Ltd.	1,600	60,356
West Japan Railway Co.	3,010	157,604
Yakult Honsha Co., Ltd.	2,686	135,460
Yamada Holdings Co., Ltd.	15,800	83,946
Yamaha Corp.	2,544	149,903
Yamaha Motor Co., Ltd.	4,725	96,442
Yaskawa Electric Corp.	5,600	279,190
Z Holdings Corp.	55,100	333,423
ZOZO, Inc.	2,000	49,269
		$65,256,183
Netherlands — 4.2%
ABN AMRO Group NV(1)(3)	8,736	$85,603
Adyen NV(1)(3)	602	1,398,771
Aegon NV	34,112	136,068
AerCap Holdings NV(1)	2,278	103,831
Akzo Nobel NV	3,969	426,011
Argenx SE(1)	898	264,623
ASM International NV	893	194,871
ASML Holding NV	8,017	3,881,647
Euronext NV(3)	1,013	111,582
GrandVision NV(1)(3)	755	23,556
IMCD NV	1,066	135,680
ING Groep NV(1)	78,377	728,737
Just Eat Takeaway.com NV(1)(3)	2,814	317,287
Koninklijke Ahold Delhaize NV	26,005	733,636
Koninklijke DSM NV	3,656	628,727
Koninklijke KPN NV	73,877	224,534
Koninklijke Philips NV(1)	18,744	1,009,693
Koninklijke Vopak NV	3,289	172,538
NN Group NV	5,592	241,743
NXP Semiconductors NV	5,655	899,202
Prosus NV	8,665	935,635
QIAGEN NV(1)(2)	4,944	261,290
Randstad NV(1)	2,723	176,267
STMicroelectronics NV(4)	8,090	299,296

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
STMicroelectronics NV(4)	3,487	$ 130,091
Wolters Kluwer NV	6,411	540,290
		$ 14,061,209
New Zealand — 0.3%
a2 Milk Co., Ltd. (The)(1)	14,200	$ 123,504
Auckland International Airport, Ltd.(1)	26,481	144,814
Fisher & Paykel Healthcare Corp., Ltd.	10,825	257,080
Meridian Energy, Ltd.	26,829	143,685
Spark New Zealand, Ltd.	30,473	103,219
Xero, Ltd.(1)	2,132	241,980
		$1,014,282
Norway — 0.6%
Adevinta ASA(1)	5,946	$99,953
DNB ASA(1)	17,243	337,887
Gjensidige Forsikring ASA	3,900	87,045
Mowi ASA	9,744	217,556
Norsk Hydro ASA	73,227	340,804
Orkla ASA	17,711	179,810
Salmar ASA(1)	1,128	66,090
Schibsted ASA, Class A(1)	3,574	152,323
Telenor ASA	12,878	218,601
Tomra Systems ASA	2,554	125,645
Yara International ASA	3,383	140,346
		$1,966,060
Portugal — 0.2%
EDP - Energias de Portugal S.A.	65,199	$409,222
EDP Renovaveis S.A.	2,456	68,027
Jeronimo Martins SGPS S.A.	7,170	120,526
		$597,775
Singapore — 0.8%
CapitaLand, Ltd.	57,141	$141,782
City Developments, Ltd.	10,430	62,874
DBS Group Holdings, Ltd.	37,729	714,992
Flex, Ltd.(1)	9,762	175,521
Jardine Cycle & Carriage, Ltd.	1,700	25,185
Oversea-Chinese Banking Corp., Ltd.	65,471	498,921
Singapore Airlines, Ltd.(1)	28,156	91,358
Singapore Exchange, Ltd.	16,400	115,194
Singapore Technologies Engineering, Ltd.	37,200	107,660
Singapore Telecommunications, Ltd.	142,412	248,671
United Overseas Bank, Ltd.	25,859	440,751
		$2,622,909
Security	Shares	Value
South Korea — 4.2%
AMOREPACIFIC Corp.	675	$ 128,170
Hana Financial Group, Inc.	5,397	171,902
Hyundai Mobis Co., Ltd.	1,321	310,918
Hyundai Motor Co.(1)	3,156	559,410
Kakao Corp.(1)	1,256	450,679
KB Financial Group, Inc.(1)	8,527	338,667
KT Corp.(1)	3,517	77,742
LG Chem, Ltd.	1,105	840,260
LG Electronics, Inc.(1)	2,549	317,406
LG Household & Health Care, Ltd.	218	325,370
Lotte Chemical Corp.	296	75,368
NAVER Corp.	2,976	802,238
NCSoft Corp.	327	280,746
Netmarble Corp.(1)(3)	346	41,946
Samsung C&T Corp.	1,576	200,616
Samsung Electro-Mechanics Co., Ltd.	1,220	200,352
Samsung Electronics Co., Ltd.	97,855	7,307,368
Samsung SDS Co., Ltd.	743	122,293
Shinhan Financial Group Co., Ltd.(1)	9,741	289,045
SK Hynix, Inc.(1)	11,326	1,237,122
SK Telecom Co., Ltd.	890	195,591
Woori Financial Group, Inc.(1)	11,412	102,390
		$14,375,599
Spain — 2.2%
Acciona S.A.(2)	549	$78,558
Aena SME S.A.(1)(3)	1,543	268,250
Amadeus IT Group S.A.	8,201	605,375
Banco Bilbao Vizcaya Argentaria S.A.	117,325	581,533
Banco Santander S.A.(1)	308,006	960,467
CaixaBank S.A.	61,740	158,689
Cellnex Telecom S.A.(3)	8,094	486,069
Enagas S.A.	13,673	300,802
Ferrovial S.A.	9,925	274,431
Grifols S.A.(2)	8,981	262,213
Iberdrola S.A.	128,108	1,840,949
Industria de Diseno Textil S.A.	20,095	637,812
International Consolidated Airlines Group S.A.	89,153	193,997
Mapfre S.A.	10,241	20,014
Naturgy Energy Group S.A.	5,570	129,525
Red Electrica Corp. S.A.	8,845	181,597
Siemens Gamesa Renewable Energy S.A.	3,939	159,948
Telefonica S.A.(4)	89,315	355,262
Telefonica S.A.(4)	4,962	19,670
		$7,515,161

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden — 3.2%
AAK AB	4,105	$ 83,004
Alfa Laval AB(1)	6,415	177,160
Assa Abloy AB, Class B	21,348	527,552
Atlas Copco AB, Class A	19,451	999,711
Axfood AB	1,812	42,211
Boliden AB	13,613	482,953
Castellum AB	4,876	124,293
Electrolux AB, Series B	3,959	92,114
Epiroc AB, Class A	20,628	374,908
EQT AB(2)	4,313	109,480
Essity AB, Class B	12,206	393,267
Fastighets AB Balder, Class B(1)	2,137	111,582
Hennes & Mauritz AB, Class B(1)	14,790	310,473
Hexagon AB, Class B(1)	5,716	524,054
Holmen AB, Class B	2,130	102,145
Husqvarna AB, Class B	8,124	105,433
ICA Gruppen AB	2,268	113,447
Industrivarden AB, Class A(1)	4,577	152,493
Indutrade AB(1)	8,836	189,146
Investment AB Latour, Class B	2,530	61,283
Investor AB, Class B	10,594	771,066
Kinnevik AB, Class B(1)	4,489	225,512
L E Lundbergforetagen AB, Class B(1)	1,308	70,173
Lifco AB, Class B	930	88,975
Nibe Industrier AB, Class B(1)	7,489	245,593
Sagax AB, Class B	2,570	53,091
Sandvik AB(1)	20,944	516,553
Securitas AB, Class B(1)	6,870	110,838
Skandinaviska Enskilda Banken AB, Class A(1)	29,749	306,340
Skanska AB, Class B	7,374	187,919
SKF AB, Class B	7,573	197,044
Spotify Technology S.A.(1)	2,441	768,085
Svenska Cellulosa AB SCA, Class B(1)	13,128	229,532
Svenska Handelsbanken AB, Class A(1)	26,588	268,008
SWECO AB, Class B	4,566	83,681
Swedbank AB, Class A(1)	19,427	340,757
Swedish Orphan Biovitrum AB(1)	4,507	90,700
Tele2 AB, Class B	13,650	180,562
Telia Co. AB	45,450	187,702
Volvo AB, Class B(1)	32,010	757,775
		$10,756,615
Switzerland — 8.9%
ABB, Ltd.	35,156	$986,097
Adecco Group AG	3,606	240,172
Alcon, Inc.(1)	8,900	590,925
Baloise Holding AG	719	127,746
Security	Shares	Value
Switzerland (continued)
Banque Cantonale Vaudoise	405	$ 44,084
Barry Callebaut AG	69	164,436
Belimo Holding AG	8	69,500
BKW AG	296	33,353
Chocoladefabriken Lindt & Sprungli AG PC	26	253,428
Cie Financiere Richemont S.A.	9,298	840,000
Clariant AG	4,844	102,770
Coca-Cola HBC AG(1)	4,526	146,566
Emmi AG	55	56,680
EMS-Chemie Holding AG	144	138,523
Flughafen Zuerich AG(1)	412	72,694
Garmin, Ltd.	2,837	339,475
Geberit AG	675	422,530
Givaudan S.A.	180	761,548
Helvetia Holding AG	557	58,833
Julius Baer Group, Ltd.	3,646	210,052
Kuehne & Nagel International AG	937	212,623
Logitech International S.A.	3,005	291,770
Lonza Group AG	1,433	923,091
Nestle S.A.	54,257	6,413,789
Novartis AG	42,868	4,036,360
Partners Group Holding AG	348	408,914
PSP Swiss Property AG	926	123,360
Roche Holding AG PC	13,789	4,802,688
Schindler Holding AG	390	105,415
Schindler Holding AG PC	817	220,948
SGS S.A.	129	388,854
SIG Combibloc Group AG(1)	4,984	116,044
Sika AG	4,220	1,150,343
Sonova Holding AG(1)	1,016	264,255
Straumann Holding AG	184	215,541
Swatch Group AG (The)	477	129,669
Swiss Life Holding AG(1)	537	250,495
Swiss Prime Site AG	1,530	149,989
Swiss Re AG	4,898	461,456
Swisscom AG	466	250,958
TE Connectivity, Ltd.	6,429	778,359
Tecan Group AG	234	114,773
Temenos AG	1,090	151,869
UBS Group AG	64,802	912,401
VAT Group AG(1)(3)	568	142,174
Vifor Pharma AG	982	154,343
Zurich Insurance Group AG	2,674	1,126,879
		$29,956,772
Taiwan — 4.2%
Advantech Co., Ltd.	8,499	$106,096

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
ASE Technology Holding Co., Ltd.	58,904	$ 170,870
Catcher Technology Co., Ltd.	16,000	117,648
Cathay Financial Holding Co., Ltd.	178,357	268,566
Chailease Holding Co., Ltd.	23,720	141,976
Chang Hwa Commercial Bank, Ltd.	86,153	55,064
China Steel Corp.	573,000	505,144
Chunghwa Telecom Co., Ltd.	77,055	298,923
CTBC Financial Holding Co., Ltd.	364,000	255,481
Delta Electronics, Inc.	33,319	312,463
E.Sun Financial Holding Co., Ltd.	209,725	190,887
Far Eastern New Century Corp.	46,000	47,476
Far EasTone Telecommunications Co., Ltd.	28,073	61,202
First Financial Holding Co., Ltd.	159,870	121,656
Fubon Financial Holding Co., Ltd.	127,000	211,500
Globalwafers Co., Ltd.	5,000	126,309
Hotai Motor Co., Ltd.	7,000	160,639
Hua Nan Financial Holdings Co., Ltd.	135,499	88,083
Largan Precision Co., Ltd.	2,000	227,924
MediaTek, Inc.	26,883	716,896
Mega Financial Holding Co., Ltd.	197,668	209,802
Nanya Technology Corp.	16,000	49,605
President Chain Store Corp.	11,828	112,249
Quanta Computer, Inc.	54,398	156,961
Shanghai Commercial & Savings Bank, Ltd. (The)	56,924	83,386
Taishin Financial Holding Co., Ltd.	188,913	89,227
Taiwan Cooperative Financial Holding Co., Ltd.	177,397	128,627
Taiwan High Speed Rail Corp.	24,000	27,124
Taiwan Mobile Co., Ltd.	35,748	125,830
Taiwan Semiconductor Manufacturing Co., Ltd.	428,240	8,101,214
Uni-President Enterprises Corp.	114,000	274,190
United Microelectronics Corp.	216,000	363,261
Yageo Corp.	8,000	148,078
Yuanta Financial Holding Co., Ltd.	172,600	126,445
		$14,180,802
United Kingdom — 12.2%
3i Group PLC	22,934	$362,745
Admiral Group PLC	4,077	161,212
Amcor PLC	40,022	471,059
Aon PLC, Class A	5,526	1,167,478
Ashtead Group PLC	11,746	553,248
Associated British Foods PLC(1)	10,407	321,313
AstraZeneca PLC	26,156	2,608,100
Atlassian Corp. PLC, Class A(1)	3,216	752,126
Auto Trader Group PLC(3)	25,153	204,739
Avast PLC(3)	16,270	119,467
AVEVA Group PLC	2,854	124,602
Security	Shares	Value
United Kingdom (continued)
Aviva PLC	92,829	$ 412,906
B&M European Value Retail S.A.	20,105	141,534
BAE Systems PLC	83,166	554,615
Barratt Developments PLC(1)	26,321	240,629
Berkeley Group Holdings PLC	3,184	205,965
boohoo Group PLC(1)	21,100	99,050
BT Group PLC	216,310	389,890
Bunzl PLC	8,702	290,542
Burberry Group PLC(1)	10,576	258,267
Clarivate PLC(1)	9,851	292,673
Coca-Cola European Partners PLC	5,860	292,004
Compass Group PLC	50,610	943,945
ConvaTec Group PLC(3)	41,936	113,847
Croda International PLC	3,768	338,856
Diageo PLC	53,180	2,104,267
Direct Line Insurance Group PLC	34,994	153,054
DS Smith PLC(1)	32,095	164,061
Farfetch, Ltd., Class A(1)	5,121	326,771
Ferguson PLC	5,463	663,757
GlaxoSmithKline PLC	112,790	2,063,827
Halma PLC	10,090	337,917
Hargreaves Lansdown PLC	7,354	153,126
Hikma Pharmaceuticals PLC	4,618	158,724
HomeServe PLC	6,891	96,487
Howden Joinery Group PLC(1)	15,932	150,086
Informa PLC(1)	45,715	341,828
InterContinental Hotels Group PLC(1)	5,163	334,640
Intermediate Capital Group PLC	7,528	177,134
Intertek Group PLC	4,684	361,793
J Sainsbury PLC	48,830	150,089
JD Sports Fashion PLC(1)	10,071	118,317
Johnson Matthey PLC	4,662	154,455
Kingfisher PLC(1)	49,182	181,734
Legal & General Group PLC	149,199	543,743
Liberty Global PLC, Class A(1)	13,091	317,064
Linde PLC	10,976	2,892,286
Lloyds Banking Group PLC(1)	1,721,202	858,119
London Stock Exchange Group PLC	7,450	919,602
M&G PLC	63,372	171,052
Melrose Industries PLC(1)	122,949	299,552
Mondi PLC	12,725	298,170
National Grid PLC	96,661	1,142,285
Next PLC(1)	2,975	286,868
NMC Health PLC(1)(2)(5)	1,955	0
Nomad Foods, Ltd.(1)	4,967	126,261
Ocado Group PLC(1)	17,932	560,736
Pearson PLC	21,363	196,075

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Pennon Group PLC	11,426	$ 147,886
Persimmon PLC	8,934	337,194
Phoenix Group Holdings PLC	19,914	190,836
Prudential PLC	60,412	1,110,854
RELX PLC	53,624	1,312,041
Rentokil Initial PLC(1)	53,811	375,179
Rightmove PLC(1)	22,900	203,461
RSA Insurance Group PLC	24,500	227,087
Sage Group PLC (The)	28,310	224,788
Schroders PLC	2,731	124,523
Severn Trent PLC	5,742	179,254
Smith & Nephew PLC	22,005	457,098
Smiths Group PLC	9,678	199,067
Spirax-Sarco Engineering PLC	2,113	326,171
SSE PLC	28,980	593,603
St. James's Place PLC	13,110	202,865
Standard Chartered PLC(1)	65,415	415,382
Standard Life Aberdeen PLC	56,769	217,596
Taylor Wimpey PLC(1)	92,496	209,222
Tesco PLC	275,796	870,348
Unilever PLC	50,487	3,027,891
United Utilities Group PLC	19,890	243,274
Vodafone Group PLC	641,202	1,053,166
Whitbread PLC(1)	6,144	260,239
WM Morrison Supermarkets PLC	66,533	160,990
WPP PLC	36,648	397,117
		$41,291,824
Total Common Stocks (identified cost $269,668,504)		$333,479,199

Short-Term Investments — 1.3%

Other — 0.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(6)	2,509,834	$ 2,510,085
Total Other (identified cost $2,510,085)		$ 2,510,085

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(7)	1,796,309	$ 1,796,309
Total Securities Lending Collateral (identified cost $1,796,309)		$ 1,796,309
Total Short-Term Investments (identified cost $4,306,394)		$ 4,306,394

Total Investments — 99.9% (identified cost $273,974,898)	$337,785,593
Other Assets, Less Liabilities — 0.1%	$ 213,748
Net Assets — 100.0%	$337,999,341

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $4,134,861 and the total market value of the collateral received by the Fund was $4,380,607, comprised of cash of $1,796,309 and U.S. government and/or agencies securities of $2,584,298.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $6,842,299 or 2.0% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(7)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	18.5%
Information Technology	15.1
Industrials	14.5
Consumer Discretionary	11.5
Health Care	11.5
Consumer Staples	9.3
Communication Services	6.3
Materials	6.3
Utilities	3.5
Real Estate	1.8
Energy	0.3
Total	98.6%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $2,510,085, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$3,089,730	$38,636,562	$(39,216,207)	$(36)	$36	$2,510,085	$577	2,509,834
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$—	$16,317,194	$—	$16,317,194
Austria	—	416,361	—	416,361
Belgium	—	2,687,134	—	2,687,134
Canada	25,639,180	25,059	—	25,664,239
China	—	515,347	—	515,347
Denmark	143,097	6,967,145	—	7,110,242
Finland	—	4,135,397	—	4,135,397
France	—	28,585,939	—	28,585,939

Calvert
International Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Germany	$—	$25,074,833	$—	$25,074,833
Hong Kong	—	7,835,413	—	7,835,413
Ireland	194,590	3,373,896	—	3,568,486
Israel	574,251	800,824	—	1,375,075
Italy	—	6,598,348	—	6,598,348
Japan	—	65,256,183	—	65,256,183
Netherlands	1,264,323	12,796,886	—	14,061,209
New Zealand	—	1,014,282	—	1,014,282
Norway	—	1,966,060	—	1,966,060
Portugal	—	597,775	—	597,775
Singapore	175,521	2,447,388	—	2,622,909
South Korea	—	14,375,599	—	14,375,599
Spain	19,670	7,495,491	—	7,515,161
Sweden	768,085	9,988,530	—	10,756,615
Switzerland	1,117,834	28,838,938	—	29,956,772
Taiwan	—	14,180,802	—	14,180,802
United Kingdom	6,637,722	34,654,102	0	41,291,824
Total Common Stocks	$36,534,273	296,944,926(2)	$0	$333,479,199
Short-Term Investments:
Other	$—	$2,510,085	$—	$2,510,085
Securities Lending Collateral	1,796,309	—	—	1,796,309
Total Investments	$38,330,582	$299,455,011	$0	$337,785,593

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.